Right-of-use Asset and Lease Liability (Details 1) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Right-of-use Asset And Lease Liability
2027	$ 10,645
Less: imputed interest	(41)
Operating Lease, Liability	$ 10,604	$ 126,794